Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ 396,118	$ 98,227	$ (197,938)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities (including discontinued operations):
Equity in net income of unconsolidated joint venture	(14,341)	(74)	(905)
Gain on sale of interest in unconsolidated joint venture	(50,051)	0	0
Depreciation and amortization	78,325	103,179	128,351
Impairment of long-lived assets	2,121	23,218	233,399
Gains on settlement of debt	(333,201)	(190,380)	(156,129)
Gains on sale of real estate	(106,942)	(73,844)	(31,280)
Loss from early extinguishment of debt	0	399	485
Deferred rent expense	1,556	2,068	2,045
Provision for doubtful accounts	1,161	1,500	2,116
Revenue recognized related to acquired below-market leases, net of acquired above-market leases	(8,012)	(11,636)	(18,333)
Straight line rent	(1,738)	(881)	(4,705)
Compensation cost for share-based awards, net	2,291	4,238	2,106
Amortization of deferred financing costs	4,366	5,237	6,275
Unrealized (gain) loss due to hedge ineffectiveness	(792)	(1,222)	2,200
Changes in assets and liabilities:
Rents and other receivables	(3,975)	(2,570)	(977)
Deferred leasing costs	(5,650)	(8,207)	(15,070)
Other assets	370	3,194	2,152
Accounts payable and other liabilities	44,620	23,497	68,253
Net cash provided by (used in) operating activities	6,226	(24,057)	22,045
Cash flows from investing activities:
Proceeds from sale of interest in unconsolidated joint venture	42,067	0	0
Proceeds from dispositions of real estate	20,950	136,506	331,883
Distributions received from (investment in) unconsolidated joint venture	27,029	(620)	0
Expenditures for improvements to real estate	(14,878)	(11,758)	(20,649)
(Increase) decrease in restricted cash	(10,793)	63,110	6,358
Net cash provided by investing activities	64,375	187,238	317,592
Cash flows from financing activities:
Proceeds from mortgage loans	0	45,000	0
Proceeds from construction loans	0	0	2,781
Principal payments on mortgage loans	(35,543)	(120,072)	(326,737)
Principal payments on construction loans	0	0	(50,819)
Principal payments on unsecured term loan	0	(15,000)	(7,420)
Principal payments on capital leases	(297)	(522)	(1,146)
Payment of loan costs	(1,071)	(1,449)	(418)
Other financing activities	5	(33)	4
Net cash used in financing activities	(36,906)	(92,076)	(383,755)
Net change in cash and cash equivalents	33,695	71,105	(44,118)
Cash and cash equivalents at beginning of year	117,969	46,864	90,982
Cash and cash equivalents at end of year	151,664	117,969	46,864
Supplemental disclosure of cash flow information:
Cash paid for interest	121,848	188,731	188,646
Cash paid for income taxes	1,792	1,550	925
Supplemental disclosure of non-cash investing and financing activities:
Mortgage loans and related interest satisfied in connection with foreclosure	1,067,506	0	0
Mortgage loan and related interest satisfied in connection with deed-in-lieu of foreclosure	109,599	0	24,500
Buyer assumption of mortgage loans secured by disposed properties	0	184,665	150,274
Mortgage loan and related interest satisfied in connection with transfer of deed	0	181,083	0
Debt and related interest forgiven by lender	0	123,929	156,129
Increase in fair value of interest rate swap	13,325	20,443	7,788
Fair value of common stock issued in redemption of noncontrolling common units of the Operating Partnership	15,248	0	510
Fair value of common stock issued in redemption of Series A preferred stock	0	4,995	0
Accrual for cash-settled equity awards	386	0	0
Accrual for real estate improvements and purchases of furniture, fixtures, and equipment	$ 0	$ 86	$ 621